GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Galaxy Digital Holdings, LP
Goodwill [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0	$ 0